UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21670
Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2007

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II                                                                            as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.6% (1)

Security	Shares	Value
Aerospace & Defense — 6.7%
Alliant Techsystems, Inc. (2)	90,230	$7,933,022
Boeing Company	63,500	5,645,785
General Dynamics Corp.	201,896	15,424,854
L-3 Communications Holdings, Inc.	108,158	9,460,580
Precision Castparts Corp.	56,242	5,851,980
Rockwell Collins, Inc.	155,659	10,418,257
United Technologies Corp.	131,884	8,572,460
		$63,306,938
Auto Components — 1.3%
BorgWarner, Inc.	157,448	$11,874,728
		$11,874,728
Biotechnology — 1.3%
Amgen, Inc. (2)	44,500	$2,486,660
Cephalon, Inc. (2)	139,444	9,929,807
		$12,416,467
Capital Markets — 4.8%
Affiliated Managers Group, Inc. (2)	112,405	$12,179,082
Charles Schwab Corp.	597,940	10,936,323
E*Trade Financial Corp. (2)	423,103	8,978,246
Mellon Financial Corp.	197,424	8,516,871
UBS AG	81,500	4,843,545
		$45,454,067
Chemicals — 0.7%
Ecolab, Inc.	144,027	$6,193,161
		$6,193,161
Commercial Banks — 1.0%
Zions Bancorporation	108,533	$9,173,209
		$9,173,209
Commercial Services & Supplies — 1.9%
Cintas Corp.	215,189	$7,768,323
Equifax, Inc.	268,227	9,776,874
		$17,545,197
Communications Equipment — 3.4%
Cisco Systems, Inc. (2)	400,987	$10,237,198
QUALCOMM, Inc.	213,058	9,089,054
Riverbed Technology, Inc. (2)	159,633	4,412,256
Tellabs, Inc. (2)	880,714	8,719,069
		$32,457,577

Computer Peripherals — 5.8%
Apple, Inc. (2)	164,317	$15,266,692
Brocade Communications Systems, Inc. (2)	1,047,499	9,972,190
EMC Corp. (2)	511,243	7,080,716
Hewlett-Packard Co.	187,491	7,525,889
NCR Corp. (2)	124,000	5,923,480
Seagate Technology	374,333	8,721,959
		$54,490,926
Construction & Engineering — 1.1%
Foster Wheeler, Ltd. (2)	170,796	$9,972,778
		$9,972,778
Consumer Finance — 1.0%
American Express Co.	170,751	$9,630,356
		$9,630,356
Diversified Telecommunication Services — 0.6%
Windstream Corp.	387,340	$5,690,025
		$5,690,025
Electrical Equipment — 0.8%
Emerson Electric Co.	170,446	$7,344,518
		$7,344,518
Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc. (2)	238,199	$8,024,924
		$8,024,924
Energy Equipment & Services — 2.7%
Dresser-Rand Group, Inc. (2)	280,246	$8,536,293
Halliburton Co.	269,519	8,554,533
Schlumberger, Ltd.	122,295	8,450,585
		$25,541,411
Food & Staples Retailing — 0.9%
Safeway, Inc.	227,785	$8,346,042
		$8,346,042
Food Products — 2.9%
Kellogg Co.	126,450	$6,503,324
Nestle SA ADR	116,862	11,325,552
William Wrigley Jr. Co.	186,136	9,479,906
		$27,308,782
Health Care Equipment & Supplies — 6.2%
Baxter International, Inc.	200,240	$10,546,641
Cytyc Corp. (2)	223,097	7,632,148
DENTSPLY International, Inc.	298,388	9,772,207
Edwards Lifesciences Corp. (2)	248,856	12,616,999

St. Jude Medical, Inc. (2)	208,094	$7,826,415
Thoratec Corp. (2)	463,535	9,687,882
		$58,082,292
Health Care Providers & Services — 4.4%
DaVita, Inc. (2)	174,068	$9,281,306
Henry Schein, Inc. (2)	211,140	11,650,705
Lincare Holdings, Inc. (2)	277,189	10,158,977
UnitedHealth Group, Inc.	191,046	10,119,707
		$41,210,695
Hotels, Restaurants & Leisure — 2.6%
Cheesecake Factory, Inc. (2)	391,645	$10,437,339
Marriott International, Inc., Class A	169,250	8,286,480
Starwood Hotels & Resorts Worldwide, Inc.	86,182	5,588,903
		$24,312,722
Household Products — 2.6%
Colgate-Palmolive Co.	143,068	$9,555,512
Procter & Gamble Co.	230,650	14,567,854
		$24,123,366
Independent Power Producers & Energy Traders — 1.2%
NRG Energy, Inc. (2)	156,969	$11,308,047
		$11,308,047
Insurance — 2.9%
AON Corp.	274,841	$10,432,964
Travelers Cos., Inc.	216,012	11,182,941
Willis Group Holdings, Ltd.	138,488	5,481,355
		$27,097,260
Internet & Catalog Retail — 0.5%
Liberty Media Corp. - Interactive Group (2)	205,281	$4,889,793
		$4,889,793
Internet Software & Services — 1.1%
Google, Inc., Class A (2)	22,278	$10,206,888
		$10,206,888
IT Services — 2.8%
Fidelity National Information Services, Inc.	199,538	$9,070,997
MoneyGram International, Inc.	352,900	9,796,504
Paychex, Inc.	202,473	7,667,653
		$26,535,154
Life Sciences Tools & Services — 1.4%
Charles River Laboratories International, Inc. (2)	151,205	$6,994,743
Thermo Fisher Scientific, Inc. (2)	133,400	6,236,450
		$13,231,193

Machinery — 4.1%
Caterpillar, Inc.	113,666	$7,619,032
Eaton Corp.	127,650	10,666,434
Parker Hannifin Corp.	114,305	9,865,665
Trinity Industries, Inc.	248,987	10,437,535
		$38,588,666
Media — 3.8%
Comcast Corp., Class A (2)	498,736	$12,942,199
McGraw-Hill Companies, Inc., (The)	173,173	10,889,118
Time Warner, Inc.	587,998	11,595,321
		$35,426,638
Metals & Mining — 3.0%
Aber Diamond Corp.	246,057	$9,168,084
Companhia Vale do Rio Doce ADR	319,670	11,824,593
Newmont Mining Corp.	179,852	7,551,985
		$28,544,662
Multiline Retail — 3.5%
Dollar General Corp.	479,000	$10,130,850
Federated Department Stores, Inc.	286,670	12,914,484
Saks, Inc.	496,857	10,354,500
		$33,399,834
Pharmaceuticals — 5.3%
Abbott Laboratories	194,500	$10,853,100
Eli Lilly & Co.	178,649	9,595,238
Johnson & Johnson	175,453	10,572,798
Novartis AG ADR	163,628	8,938,998
Wyeth	192,817	9,646,635
		$49,606,769
Semiconductors & Semiconductor Equipment — 11.1%
Cypress Semiconductor Corp. (2)	168,862	$3,132,390
KLA-Tencor Corp.	230,760	12,304,123
Linear Technology Corp.	290,931	9,190,510
Marvell Technology Group, Ltd. (2)	541,611	9,104,481
MEMC Electronic Materials, Inc. (2)	240,494	14,569,127
Microchip Technology, Inc.	276,543	9,825,573
Micron Technology, Inc. (2)	652,491	7,882,091
NVIDIA Corp. (2)	308,224	8,870,687
Teradyne, Inc. (2)	1,008,428	16,679,399
Texas Instruments, Inc.	434,000	13,063,400
		$104,621,781

Software — 2.2%
Autodesk, Inc. (2)	189,967	$7,142,759
Oracle Corp. (2)	777,082	14,088,497
		$21,231,256
Specialty Retail — 3.6%
Barnes & Noble, Inc.	254,875	$10,054,819
GameStop Corp., Class A (2)	368,126	11,989,864
J. Crew Group, Inc. (2)	289,882	11,644,560
		$33,689,243
Tobacco — 2.0%
Altria Group, Inc.	131,746	$11,568,616
Lowes Corp. - Carolina Group	97,949	7,405,924
		$18,974,540
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	185,951	$6,091,755
		$6,091,755
Total Common Stocks (identified cost $934,947,418)		$965,943,660

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.74% (3)	4,520	$4,520,143
Total Short-Term Investments (amortized cost, $4,520,143)		$4,520,143
Total Investments — 103.1% (identified cost $939,467,561)		$970,463,803

COVERED CALL OPTIONS WRITTEN — (3.1)%

	Number of	Premium
Type of Contract	Contracts	Received	Value
Abbott Laboratories, Expires 5/19/07, Strike 52.50	1,945	$388,247	$(739,100)
Affiliated Managers Group, Inc., Expires 6/16/07, Strike 110.00	825	249,225	(371,250)
Agilent Technologies, Inc., Expires 5/19/07, Strike 32.50	1,145	242,263	(240,450)
Alliant Technologies, Inc., Expires 5/19/07, Strike 80.00	525	221,543	(472,500)
Altria Group, Inc., Expires 6/16/07, Strike 85.00	810	273,981	(413,100)
American Express Co., Expires 4/21/07, Strike 57.50	905	241,562	(54,300)
Amgen, Inc., Expires 7/21/07, Strike 67.50	445	105,506	(20,025)

AON Corp., Expires 4/21/07, Strike 35.00	1,225	$241,317	$(404,250)
Apple Computer, Inc., Expires 4/21/07, Strike 90.00	1,045	514,124	(449,350)
Autodesk Inc., Expires 4/21/07, Strike 42.50	920	291,723	(4,600)
Barnes and Noble, Inc., Expires 4/21/07, Strike 40.00	2,392	350,592	(167,440)
Baxter International Inc., Expires 5/19/07, Strike 52.50	1,879	182,445	(319,430)
Boeing Company, Expires 5/19/07, Strike 90.00	635	226,751	(155,575)
BorgWarner, Inc., Expires 4/21/07, Strike 70.00	940	208,503	(545,200)
Brocade Communications Systems, Inc., Expires 7/21/07, Strike 10.00	3,430	367,347	(257,250)
Caterpillar, Inc., Expires 5/19/07, Strike 65.00	665	230,814	(229,425)
Cephalon, Inc., Expires 5/19/07, Strike 75.00	985	152,276	(211,775)
Charles River Laboratories International, Inc., Expires 5/19/07, Strike 50.00	1,419	100,888	(85,140)
Charles Schwab Corp., Expires 6/16/07, Strike 20.00	3,415	174,501	(110,987)
Cheesecake Factory, Inc., Expires 7/21/07, Strike 30.00	3,676	554,104	(283,052)
Cintas Corp., Expires 5/19/07, Strike 40.00	850	103,782	(10,625)
Cisco Systems, Inc., Expires 4/21/07, Strike 27.50	1,775	207,668	(17,750)
Colgate-Palmolive Co., Expires 5/19/07, Strike 65.00	660	231,059	(166,650)
Comcast Corp., Class A, Expires 7/21/07, Strike 27.50	3,105	323,277	(232,875)
Companhia Vale do Rio Doce, Expires 6/16/07, Strike 35.00	3,000	561,283	(1,080,000)
Cypress Semiconductor Corp., Expires 6/16/07, Strike 17.50	1,025	184,087	(179,375)
Cytyc Corp., Expires 5/19/07, Strike 30.00	2,094	299,621	(1,047,000)
Davita, Inc., Expires 4/21/07, Strike 55.00	690	149,725	(37,950)
DENTSPLY International, Inc., Expires 4/21/07, Strike 30.00	990	204,924	(287,100)
Dollar General Corp., Expires 5/19/07, Strike 17.50	4,790	528,225	(1,820,200)
Dresser-Rand, Inc., Exp 6/16/07, Strike 25.00	1,315	351,226	(775,850)
E*Trade Financial Corp., Expires 4/21/07, Strike 25.00	1,865	221,473	(9,325)
Eaton Corp., Expires 4/21/07, Strike 85.00	895	113,037	(98,450)
Ecolab, Inc., Expires 7/21/07, Strike 45.00	595	46,766	(66,937)
Edwards Lifesciences Corp., Expires 5/19/07, Strike 50.00	1,105	317,236	(215,475)
EMC Corp., Expires 4/21/07, Strike 14.00	3,580	230,903	(143,200)
Emerson Electric Co., Expires 6/16/07, Strike 45.00	1,090	91,121	(70,850)
Equifax, Inc., Expires 4/21/07, Strike 40.00	1,120	212,905	(33,600)
Federated Department Stores, Inc., Expires 5/19/07, Strike 40.00	1,495	391,678	(837,200)
Fidelity National Information Services, Inc., Expires 4/21/07, Strike 40.00	915	193,974	(480,375)
Foster Wheeler, Ltd., Expires 5/19/07, Strike 60.00	890	278,147	(253,650)
GameStop Corp., Class A, Expires 4/21/07, Strike 27.50	2,705	543,691	(1,352,500)
General Dynamics Corp., Expires 5/19/07, Strike 80.00	1,225	186,317	(90,650)
Google, Inc., Class A, Expires 6/16/07, Strike 470.00	165	255,453	(297,000)

Halliburton Co., Expires 4/21/07, Strike 30.00	1,435	$193,001	$(265,475)
Hewlett-Packard Co., Expires 5/19/07, Strike 42.50	1,760	421,683	(96,800)
J Crew Group, Inc., Expires 6/16/07, Strike 40.00	1,830	261,279	(521,550)
Johnson & Johnson, Expires 4/21/07, Strike 65.00	720	222,833	(3,600)
Kellogg Co., Expires 6/16/07, Strike 50.00	1,187	204,276	(273,010)
KLA-Tencor Corp., Expires 6/16/07, Strike 55.00	1,585	423,347	(380,400)
L-3 Communications Holdings, Inc., Expires 4/21/07, Strike 85.00	1,081	284,005	(345,920)
Liberty Media Corp. - Interactive Group, Expires 4/21/07, Strike 22.50	1,100	131,193	(165,000)
Lilly Eli & Co., Expires 4/21/07, Strike 50.00	325	112,772	(130,000)
Lincare Holdings Inc., Expires 5/19/07, Strike 40.00	2,602	486,819	(65,050)
Linear Technology Corp., Expires 5/19/07, Strike 32.50	1,315	186,856	(118,350)
Loews Corp. - Carolina Group, Expires 6/16/07, Strike 75.00	615	171,976	(181,425)
Marriot International, Inc.,Class A, Expires 1/20/07, Strike 50.00	1,692	186,912	(126,900)
Marvell Technology Group, Ltd., Expires 5/19/07, Strike 20.00	2,770	325,437	(55,400)
McGraw-Hill Companies, Inc., Expires 5/19/07, Strike 70.00	1,625	279,654	(40,625)
MEMC Electronic Materials, Inc., Expires 4/21/07, Strike 45.00	1,605	312,596	(2,535,900)
Microchip Technology, Inc., Expires 4/21/07, Strike 35.00	1,310	238,465	(150,650)
Micron Techologies, Inc., Expires 7/21/07, Strike 13.00	2,050	130,376	(127,100)
Moneygram International, Inc., Expires 4/21/07, Strike 30.00	995	223,758	(12,438)
NCR Corp., Expires 4/21/07, Strike 45.00	1,240	256,729	(375,100)
Newmont Mining Corp., Expires 6/16/07, Strike 42.50	1,320	246,964	(257,400)
Novartis AG, Expires 7/21/07, Strike 60.00	780	47,657	(46,800)
NRG Energy, Inc., Expires 6/16/07, Strike 70.00	1,065	369,650	(543,150)
NVIDIA Corp., Expires 6/16/07, Strike 32.50	455	104,465	(50,050)
Oracle Corp., Expires 6/16/07, Strike 17.00	3,660	324,266	(585,600)
Parker Hannifin Corp., Expires 5/19/07, Strike 80.00	500	165,995	(367,500)
Precision Castparts Corp., Expires 6/16/07, Strike 100.00	410	220,204	(364,900)
Procter & Gamble Co., Expires 4/21/07, Strike 65.00	2,306	320,472	(46,120)
QUALCOMM, Inc., Expires 4/21/07, Strike 40.00	745	146,760	(238,400)
Riverbed Techology, Inc., Expires 6/16/07, Strike 35.00	775	183,747	(42,625)
Rockwell Collins, Inc., Expires 4/21/07, Strike 70.00	1,556	227,741	(15,560)
Rogers Communications, Inc., Class B, Expires 4/21/07, Strike 32.50	1,300	224,586	(113,750)
Safeway, Inc., Expires 6/16/07, Strike 35.00	2,138	303,800	(598,640)
Saks, Inc., Expires 5/19/07, Strike 20.00	2,820	406,309	(380,700)
Henry Schein, Inc., Expires 4/21/07, Strike 50.00	1,035	86,420	(573,390)

Schlumberger, Ltd., Expires 5/19/07, Strike 65.00	810	$289,307	$(461,700)
Seagate Technology, Expires 6/16/07, Strike 27.50	1,890	162,724	(47,250)
St. Jude Medical, Inc., Expires 4/21/07, Strike 40.00	1,195	218,236	(35,850)
Starwood Hotels & Resorts Worldwide, Inc., Expires 5/19/07, Strike 70.00	809	260,571	(60,675)
Tellabs, Inc., Expires 6/16/07, Strike 10.00	2,530	173,553	(139,150)
Teradyne, Inc., Expires 4/21/07, Strike 15.00	3,510	490,893	(568,620)
Texas Instruments, Inc., Expires 4/21/07, Strike 30.00	1,970	269,882	(167,450)
Thermo Fisher Scientific, Inc., Expires 6/16/07, Strike 45.00	645	140,025	(167,700)
Thoratec Corp., Expires 4/21/07, Strike 15.00	1,270	215,008	(749,300)
Thoratec Corp., Expires 4/21/07, Strike 17.50	1,455	253,890	(509,250)
Time Warner, Inc., Expires 4/21/07, Strike 20.00	1,095	80,589	(27,375)
Travelers Cos., Expires 4/21/07, Strike 55.00	2,027	80,064	(20,270)
Trinity Industries, Inc., Expires 4/21/07, Strike 35.00	935	296,012	(682,550)
United Technologies Corp., Expires 5/19/07, Strike 70.00	1,238	151,155	(30,950)
UnitedHealth Group, Expires 6/16/07, Strike 55.00	1,145	351,624	(194,650)
William Wrigley Jr. Co., Expires 6/16/07, Strike 55.00	1,861	132,315	(74,440)
Willis Group Holdings, Ltd., Expires 4/21/07, Strike 40.00	1,384	131,438	(62,280)
Wyeth, Expires 4/21/07, Strike 52.50	1,370	223,910	(34,250)
Zions Bancorporation, Expires 7/21/07, Strike 90.00	1,085	230,125	(139,965)
Total Covered Call Options Written (premiums received $24,129,614)			$(29,507,739)
Other Assets, Less Liabilities — 0.0%			$445,557
Net Assets — 100.0%			$941,401,621

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for outstanding options written.
(2)		Non-income producing security.
(3)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$945,297,598
Gross unrealized appreciation	$54,414,017
Gross unrealized depreciation	(29,247,812)
Net unrealized appreciation	$25,166,205

Written call option activity for the period ended March 31, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning
of period	141,814	$24,810,118
Options written	171,374	28,329,781
Options terminated in closing purchase transactions	(161,018)	(27,007,017)
Options expired	(7,074)	(2,003,268)
Outstanding, end of period	145,096	24,129,614

At March 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 18, 2007